Goldman Sachs Income Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Income Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,436
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	2,198
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,077
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,170
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,065